BY EDGAR

May 1, 2019

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-1090

Attn: Samantha A. Brutlag

Re:	Cohen & Steers Dividend Value Fund, Inc. (Registration Nos. 333-120338 and 811-21668)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Cohen & Steers Dividend Value Fund, Inc. (the “Registrant”), pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), by electronic submission via EDGAR is Post-Effective Amendment No. 31 to the Registrant’s Registration Statement under the Securities Act and Amendment No. 33 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) on Form N-1A (the “Amendment”), including (i) the Prospectus of the Registrant, (ii) the Statement of Additional Information (relating to each of the Registrant, Cohen & Steers Low Duration Preferred and Income Fund, Inc., Cohen & Steers Global Realty Shares, Inc., Cohen & Steers Global Infrastructure Fund, Inc., Cohen & Steers Institutional Realty Shares, Inc., Cohen & Steers International Realty Fund, Inc., Cohen & Steers MLP & Energy Opportunity Fund, Inc., Cohen & Steers Preferred Securities and Income Fund, Inc., Cohen & Steers Real Assets Fund, Inc., Cohen & Steers Real Estate Securities Fund, Inc., Cohen & Steers Realty Shares, Inc. and Cohen & Steers Preferred Securities and Income SMA Shares, Inc.); and (iii) other information, the signature page, and exhibits.

The disclosure in this filing differs materially from the prior filing previously reviewed by the staff of the SEC in the Registrant’s filing on Form N-1A filed pursuant to Rule 485(b) of the Securities Act on June 28, 2018 (Accession No. 0001193125-18-207098 (the “Prior Filing”)) insofar as it contains new or revised disclosure relating to the following: (i) changing the Registrant’s name and investment objectives; (ii) modifying the Registrant’s principal investment strategies; and (iii) modifying the Registrant’s principal risks. The Registrant’s name will be changed from “Cohen & Steers Dividend Value Fund, Inc.” to “Cohen & Steers Alternative Income Fund, Inc.” The Registrant’s current investment objectives are to provide long-term growth of income and capital appreciation. As reflected in this filing, the Registrant’s investment objective has changed to “[t]he investment objectives of Cohen & Steers Alternative Income Fund, Inc. are to seek a high level of current income and secondarily, capital appreciation.” The following sections of the Registrant’s filing have been materially changed:

Statutory Prospectus

•	Summary Section—Investment Objectives
•	Summary Section—Fund Fees and Expenses
•	Summary Section—Principal Investment Strategies
•	Summary Section—Principal Risks of Investing in the Fund
•	Summary Section—Investment Management—Portfolio Managers
•	Investment Objectives, Principal Investment Strategies and Related Risks—Objectives
•	Investment Objectives, Principal Investment Strategies and Related Risks—Principal Investment Strategies
•	Investment Objectives, Principal Investment Strategies and Related Risks—Principal Risks of Investing in the Fund
•	Investment Objectives, Principal Investment Strategies and Related Risks—Additional Investment Information
•	Management of the Fund—Portfolio Managers

Statement of Additional Information

•	Investment Strategies and Policies
•	Management of the Funds
•	Investment Advisory and Other Services—Portfolio Managers

It is intended that the Amendment become effective on or about July 1, 2019, pursuant to paragraph (a)(1) of Rule 485 under the Securities Act. Please direct any comments or questions on the Amendment to the undersigned at (212) 796-9347.

Regards,

/s/ Dana A. DeVivo

Dana A. DeVivo

Secretary and Chief Legal Officer